Putnam
Global Equity
Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-03

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

It is of some comfort that we report modestly positive results at net asset value for Putnam Global Equity Fund during the semiannual period ended April 30, 2003, though at public offering price the results were slightly negative. The fund outperformed its Lipper competitive peer group, but because of differences in portfolio emphasis, it underperformed its benchmark index. You will find the details on page 7.

These results should be taken in the context of the continuing environment of volatility that has plagued the global economy and securities markets over the past three years. Such sustained periods of decline do not go on forever, and history has shown us that eventually they take a turn for the better. In the following report, your fund's management team reviews the results for the semiannual period and offers its views on prospects for the fiscal year's second half.

As we look back on one of the most challenging periods in recent history, we would like you to know how much we appreciate your patience and continued confidence in Putnam. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their fortitude.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 18, 2003

REPORT FROM FUND MANAGEMENT

FUND HIGHLIGHTS

* Putnam Global Equity Fund advanced slightly in the six months that ended April 30, 2003, the first half of its fiscal year. The fund's class A shares returned 2.48% at net asset value and -3.41% at public offering price.

* The fund underperformed its benchmark index, the MSCI World Index, which returned 3.62% for the period. The fund was underweight in the technology sector, which performed well in the period, and had large holdings in the energy sector which underperformed the index.

* The fund's emphasis on attractive valuations enabled it to outperform the Lipper Global Funds category, which had an average return of 1.81% for the six-month period.

* Index and Lipper results should be compared to fund performance at net asset value. See the Performance Summary on page 7 for complete fund performance, comparative performance, and Lipper data.

* PERFORMANCE COMMENTARY

Global markets coped with a series of risks and uncertainties during the past six months, but a spring rally lifted world stocks to a gain for the first half of the fund's fiscal period. Your fund did not advance as strongly as its benchmark in the period because markets witnessed dramatic outperformance from a fairly narrow range of growth-style stocks. We had more modest exposure to these stocks than our benchmark index because they did not offer the attractive valuations we require and because we typically avoid a bias toward either growth- or value-style stocks.

Fund Profile

Putnam Global Equity Fund seeks capital appreciation by investing mainly in common stocks of large and midsize companies worldwide. The fund targets stocks that offer a combination of growth potential and attractive valuations. It may be appropriate for investors seeking growth and willing to accept the risks of investing in markets outside the U.S.

But there was a benefit in our neutral style positioning -- we believe it enabled the fund to outperform its Lipper category average because the fund had less of a value orientation than many funds in this peer group.

* MARKET OVERVIEW

When the period opened in November, global markets were recovering from the steep sell-off in the summer of 2002. However, stock prices began to retreat again in January as global economic conditions worsened and the Iraq crisis intensified. European markets were particularly volatile, though the steady gains of the euro versus the United States dollar helped the performance of the fund's European holdings. The stock-market retreat ended in March when the United States decided to take military action. This sparked a rally in the United States and Europe that gathered steam as the war came to a quick conclusion.

Asian markets followed a different course and were generally stronger than other regions until March. The robust economy of China, which is growing at about 7% annually -- more than three times faster than most developed countries -- helped to buoy neighboring markets in which the fund invests, such as Hong Kong and Singapore. This trend reversed in March and April when the SARS epidemic began to affect business activity and investor sentiment. Also, South Korea, which has a healthy economy, experienced market weakness because of menacing statements made by North Korea. Compared with the benchmark index, the fund had a lower weighting in most developed markets, including the United States, continental Europe, and Japan throughout the period, while favoring developing markets of Asia and Latin America. On the whole, this was beneficial to performance, particularly the underweight to Japan.


MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 4/30/03

Equities

MSCI World Index (global stocks in local currency)                3.62%
-----------------------------------------------------------------------
MSCI EAFE Index (international stocks in local currency)          1.81%
-----------------------------------------------------------------------
Russell 1000 Index (U.S. large- and mid-cap stocks)               4.75%
-----------------------------------------------------------------------
S&P 500 Index (U.S. large-cap stocks)                             4.48%
-----------------------------------------------------------------------
Bonds

Citigroup World Government Bond Index
(global bonds in local currency)                                  9.73%
-----------------------------------------------------------------------
Lehman Government Bond Index (U.S. government bonds)              3.10%
-----------------------------------------------------------------------
CSFB High Yield Index (U.S. high-yield corporate bonds)          19.75%
-----------------------------------------------------------------------

These indexes provide an overview of performance in different market sectors for the six months ended 4/30/03.


* STRATEGY OVERVIEW

During the period, the fund's sector weightings were mostly neutral relative to the benchmark. The most significant exception was an overweight to banks and financial services companies in the United States and Canada. We considered these stocks attractively valued and safe from the credit risk the markets feared. We reduced the fund's exposure to technology stocks during the period because we do not share the optimism about growth in business capital investments that has fueled the recent strong performance of the sector. An area that we have decided is more attractive is the pharmaceuticals industry, and we have been adding exposure there. It experienced a correction during the period that, in our view, made valuations attractive.

With regard to country weightings, we decided to underweight Japan and overweight Latin America relative to the benchmark index. The Japanese economy continues to stagnate and the Japanese market also slumped for a technical reason: the government is taking on pension liabilities from many companies, and as part of the process, the companies have been compelled to sell stocks held in pension portfolios, temporarily depressing prices.

In Latin America, we favor Mexico and Brazil because they have relatively strong economic growth and a positive balance of trade with the United States. Meanwhile, we have modest underweights to the United States and Europe, which we expect to have weak economic growth.


[GRAPHIC OMITTED: horizontal bar chart TOP SECTOR WEIGHTINGS COMPARED]

TOP SECTOR WEIGHTINGS COMPARED*

                         as of 10/31/02           as of 4/30/03

Banking                      11.2%                    11.6%

Pharmaceuticals               9.7%                    10.1%

Oil and gas                   6.6%                     7.0%

Financial                     6.7%                     6.3%

Retail                        5.8%                     6.0%

Footnote reads:
*This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of market value. Holdings will vary over time.


* HOW FUND HOLDINGS AFFECTED PERFORMANCE

Several of the fund's best-performing holdings were in the banking and financials sectors. These included Citigroup, U.S. Bancorp, Freddie Mac, Bank of New York, and Capital One. These banks have benefited from low interest rates, strong mortgage and refinancing activity, and an increase in the savings rate by U.S. consumers.

Our largest pharmaceuticals holding, Pfizer, had average performance during the period. We consider Pfizer to have one of the most attractive valuations in the industry despite having an above-average pipeline of new drugs scheduled to hit the market in coming years. During the period it completed its acquisition of Pharmacia. The merger made Pfizer the fund's top holding because it added together the fund's previous weightings in Pfizer and Pharmacia. Because we like the merged company's prospects for growth and cost-cutting, we continue to favor a large weighting in the stock.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS*

Pfizer, Inc.
United States
Pharmaceuticals

Citigroup, Inc.
United States
Financial

TotalFinaElf SA Class B
France
Oil and gas

Microsoft Corp.
United States
Software

Freddie Mac
United States
Financial

U.S. Bancorp
United States
Banking

Altria Group, Inc.
United States
Tobacco

The Bank of New York Co., Inc.
United States
Banking

American International Group, Inc.
United States
Insurance

MBNA Corp.
United States
Consumer finance

Footnote reads:
* These holdings represent 24.2% of the fund's net assets as of 4/30/03. The fund's holdings will change over time.


NTT DoCoMo of Japan was one of the fund's top performers during the period. Japan's wireless telephone market is growing in popularity with consumers and there are only two major companies and one minor company that provide service. NTT DoCoMo is the established leader and is one of the first to offer wireless data services as well as voice services. It has had some difficulties in introducing the next generation of technology, but we consider it likely to overcome those obstacles. We also favor NTT DoCoMo because it is not an exporting company. Many other large Japanese companies that export to the United States are at a disadvantage because the weakening dollar makes their products more expensive in the United States.

Among holdings that disappointed our performance expectations, two large stocks stand out. TotalFinaElf, the French energy company, did poorly. We saw no fundamental reasons for its underperformance, but France was a particularly weak market in recent months. It also appears that there were some mistaken perceptions in the market that TotalFinaElf had large interests in Iraq. We have maintained the fund's position and believe the company's solid business performance will help the stock price to recover. In the U.S., Altria, a consumer-staples conglomerate formerly known as Philip Morris, had discouraging results. It was hurt by adverse tobacco litigation settlements against the company as well as by a variety of discount competitors pushing down cigarette prices. We remain confident in the company because of its proven management. It has strong cash-flow characteristics because of its diverse array of products. We have maintained the fund's position and expect better future performance. Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY WEIGHTINGS AS OF 4/30/03]

TOP COUNTRY WEIGHTINGS AS OF 4/30/03*

United States            54.2%

United Kingdom            9.6%

France                    4.9%

Japan                     4.6%

Switzerland               3.9%

Footnote reads:

*Weightings are shown as a percentage of market value. Holdings will vary over time.


* THE FUND'S MANAGEMENT TEAM

The fund is managed by the Putnam Global Core Team. The members of the team are Paul Warren (Portfolio Leader), Mark Bogar (Portfolio Member), Geirulv Lode (Portfolio Member), Shigeki Makino (Portfolio Member), and Stephen Oler (Portfolio Member).


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Weakness is the dominant theme in our outlook -- we believe the weakness in developed economies and in the U.S. dollar will limit the advance of stock prices. The rally that has occurred since the Iraq war has helped markets recover from fear but we do not think the United States or global economies will have a strong recovery. Businesses do not expect strong new demand so they are not investing in new equipment or creating new jobs. With a soft labor market and meager income gains, the U.S. consumer sector will not have enough punch to fuel strong gains. Although China remains the busiest spot of the world economy, the World Bank estimates that the effects of SARS could reduce its growth this year by about one sixth.

In response to these conditions, the fund is positioned somewhat defensively. Befitting our strategy, the portfolio has a lower aggregate price multiple and higher projected earnings growth than its benchmark index. We believe this can help protect the fund against volatility. In terms of sectors, we favor banks in North America while limiting our exposure to European and Japanese banks that, in our view, have too much exposure to equity markets. Compared to the benchmark index, we have an underweight to the technology sector, which we think is likely to be disappointing. We have overweight exposure to European consumer staples companies that we think will be less volatile and can benefit from the euro's strength. We expect markets to have ups and downs, and we will try to add high-quality stocks when their prices are temporarily depressed.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended April 30, 2003. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. A profile of your fund's strategy appears on the first page of this report. See pages 8 and 9 for definitions of some terms used in this section.



TOTAL RETURN FOR PERIODS ENDED 4/30/03

                        Class A         Class B         Class C         Class M     Class R
(inception dates)      (7/1/94)        (7/1/94)        (2/1/99)        (7/3/95)    (1/21/03)
                      NAV    POP      NAV   CDSC      NAV   CDSC      NAV    POP      NAV
--------------------------------------------------------------------------------------------
6 months             2.48%  -3.41%   2.20%  -2.80%   2.09%   1.09%   2.26%  -1.32%   2.48%
--------------------------------------------------------------------------------------------
1 year             -13.94  -18.89  -14.62  -18.89  -14.65  -15.50  -14.39  -17.39  -14.05
--------------------------------------------------------------------------------------------
5 years             -3.69   -9.23   -7.01   -8.25   -6.84   -6.84   -5.85   -9.14   -4.78
Annual average      -0.75   -1.92   -1.44   -1.71   -1.41   -1.41   -1.20   -1.90   -0.97
--------------------------------------------------------------------------------------------
Life of fund       107.74   95.79   96.48   96.48   96.13   96.13  100.75   93.73  103.47
Annual average       8.63    7.91    7.95    7.95    7.93    7.93    8.21    7.78    8.38
--------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase will be imposed for all share classes.



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/03

                                                                  Lipper Global
                                        MSCI World               Funds category
                                           Index                    average*
-------------------------------------------------------------------------------
6 months                                   3.62%                     1.81%
-------------------------------------------------------------------------------
1 year                                   -14.58                    -16.75
-------------------------------------------------------------------------------
5 years                                  -19.52                    -15.51
Annual average                            -4.25                     -3.65
-------------------------------------------------------------------------------
Life of fund                              49.36                     57.23
Annual average                             4.65                      4.93
-------------------------------------------------------------------------------

*Over the 6-month, 1-year, 5-year, and life-of-fund periods ended 4/30/03, there were 339, 315, 167, and 63 funds, respectively, in this Lipper category.

Upon completion of the merger of Putnam Global Equity Fund and Putnam Global Growth and Income Fund on September 23, 2002, the Putnam Global Equity Fund was determined to be the accounting and performance survivor. Subsequent to the transaction, Putnam Global Growth Fund changed its name to Putnam Global Equity Fund. On October 1, 2002, the former Putnam Global Equity Fund then changed its fiscal year end from February 28 to October 31, effective October 31, 2002.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/03

                             Class A       Class B       Class C       Class M       Class R
--------------------------------------------------------------------------------------------
Distributions (number)          1            --            --            --            --
--------------------------------------------------------------------------------------------
Income                       $0.017          --            --            --            --
--------------------------------------------------------------------------------------------
Capital gains                   --           --            --            --            --
--------------------------------------------------------------------------------------------
  Total                      $0.017          --            --            --            --
--------------------------------------------------------------------------------------------
Share value:              NAV      POP      NAV           NAV        NAV    POP       NAV
--------------------------------------------------------------------------------------------
10/31/02                 $5.94    $6.30    $5.46         $5.75      $5.75  $5.96       --
--------------------------------------------------------------------------------------------
1/21/03*                    --       --       --            --         --     --    $6.03
--------------------------------------------------------------------------------------------
4/30/03                   6.07     6.44     5.58          5.87       5.88   6.09     6.07
--------------------------------------------------------------------------------------------

*Inception date of class R shares.




TOTAL RETURN FOR PERIODS ENDED 3/31/03(most recent calendar quarter)

                         Class A         Class B        Class C          Class M       Class R
(inception dates)       (7/1/94)        (7/1/94)        (2/1/99)        (7/3/95)      (1/21/03)
                       NAV    POP      NAV   CDSC      NAV   CDSC      NAV    POP        NAV
------------------------------------------------------------------------------------------------
6 months              -0.44% -6.16%   -0.78%  -5.74%  -0.93%  -1.92%  -0.74%  -4.22%    -0.44%
------------------------------------------------------------------------------------------------
1 year               -25.11 -29.42   -25.65  -29.37  -25.74  -26.48  -25.52  -28.13    -25.29
------------------------------------------------------------------------------------------------
5 years              -11.85 -16.92   -14.85  -15.99  -14.75  -14.75  -13.84  -16.85    -12.86
Annual average        -2.49  -3.64    -3.16   -3.42   -3.14   -3.14   -2.93   -3.62     -2.72
------------------------------------------------------------------------------------------------
Life of fund          88.91  78.05    78.88   78.88   78.42   78.42   82.66   76.27     85.03
Annual average         7.54   6.82     6.87    6.87    6.84    6.84    7.13    6.69      7.29
------------------------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charges or CDSC and are available only to certain defined contribution plans.

COMPARATIVE INDEXES

Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of developed and emerging markets.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 1000 Index is an unmanaged index of the largest 1,000 companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock  performance.

Citigroup (formerly Salomon Smith Barney) World Government Bond Index is an unmanaged index of government bonds from 14 countries.

Lehman Government Bond Index is an unmanaged list of U.S. Treasury and agency securities.

Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index of high-yield debt securities.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
April 30, 2003 (Unaudited)

COMMON STOCKS (98.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
            502,805 Havas Advertising SA (France)                                                        $1,907,501
            173,703 Omnicom Group, Inc.                                                                  10,752,216
                                                                                                      -------------
                                                                                                         12,659,717

Aerospace and Defense (0.2%)
-------------------------------------------------------------------------------------------------------------------
            120,300 Lockheed Martin Corp.                                                                 6,021,015

Airlines (0.7%)
-------------------------------------------------------------------------------------------------------------------
          4,229,476 Qantas Airways, Ltd. (Australia)                                                      8,412,808
            822,000 Southwest Airlines Co.                                                               13,119,120
                                                                                                      -------------
                                                                                                         21,531,928

Automotive (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,340,100 Toyota Motor Corp. (Japan)                                                           30,344,431

Banking (11.6%)
-------------------------------------------------------------------------------------------------------------------
          1,674,969 Allied Irish Banks PLC (Ireland)                                                     25,697,793
          1,980,882 Bank of New York Co., Inc. (The)                                                     52,394,329
            923,339 Comerica, Inc.                                                                       40,174,480
            573,300 Commerce Bancorp, Inc.                                                               23,316,111
          1,580,892 Danske Bank A/S (Denmark)                                                            30,423,252
          1,316,226 DnB Holdings ASA (Norway)                                                             6,284,588
            367,100 Fifth Third Bancorp                                                                  18,094,359
         19,372,200 Grupo Financiero BBVA Bancomer SA de CV (Mexico) (NON)                               16,854,398
            804,640 HSBC Holdings PLC (United Kingdom)                                                    8,815,363
            213,742 M&T Bank Corp.                                                                       18,054,787
            405,300 Mellon Financial Corp.                                                               10,720,185
          3,028,000 Overseas-Chinese Banking Corp. (Singapore)                                           16,118,177
          2,572,766 U.S. Bancorp                                                                         56,986,767
            323,300 Zions Bancorp.                                                                       15,928,991
                                                                                                      -------------
                                                                                                        339,863,580

Beverage (2.7%)
-------------------------------------------------------------------------------------------------------------------
            432,500 Coca-Cola Co. (The)                                                                  17,473,000
            713,900 Companhia de Bebidas das Americas (AmBev) ADR (Brazil)                               14,199,471
          3,221,864 Diageo PLC (United Kingdom)                                                          35,735,330
            208,200 Fomento Economico Mexicano SA de CV ADR (Mexico)                                      7,903,272
            218,800 Interbrew (Belgium)                                                                   4,882,741
                                                                                                      -------------
                                                                                                         80,193,814

Biotechnology (0.7%)
-------------------------------------------------------------------------------------------------------------------
            317,800 Amgen, Inc. (NON)                                                                    19,484,318

Broadcasting (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,722,490 Mediaset SpA (Italy)                                                                 14,722,170
            343,558 Societe Television Francaise I (France)                                               9,648,719
            337,400 Viacom, Inc. Class B (NON)                                                           14,646,534
                                                                                                      -------------
                                                                                                         39,017,423

Building Materials (0.3%)
-------------------------------------------------------------------------------------------------------------------
            358,700 Masco Corp.                                                                           7,557,809

Cable Television (1.4%)
-------------------------------------------------------------------------------------------------------------------
            438,400 Comcast Corp. Class A (NON)                                                          13,989,344
            854,817 Comcast Corp. Class A (Special) (NON)                                                25,695,799
                                                                                                      -------------
                                                                                                         39,685,143

Chemicals (1.0%)
-------------------------------------------------------------------------------------------------------------------
            346,810 BASF AG (Germany) (NON)                                                              15,343,384
            182,803 Ciba Specialty Chemicals AG (Switzerland) (NON)                                      12,632,673
                                                                                                      -------------
                                                                                                         27,976,057

Commercial and Consumer Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            195,000 SECOM Co., Ltd. (Japan)                                                               4,546,293
            240,700 Yahoo!, Inc. (NON)                                                                    5,964,546
                767 Yahoo Japan Corp. (Japan) (NON)                                                       8,619,423
                                                                                                      -------------
                                                                                                         19,130,262

Communications Equipment (2.1%)
-------------------------------------------------------------------------------------------------------------------
          2,772,700 Nokia OYJ ADR (Finland)                                                              45,943,639
            472,300 QUALCOMM, Inc.                                                                       15,061,647
                                                                                                      -------------
                                                                                                         61,005,286

Computers (1.9%)
-------------------------------------------------------------------------------------------------------------------
          1,489,416 Dell Computer Corp. (NON)                                                            43,059,017
            186,300 Lexmark International, Inc. (NON)                                                    13,881,213
                                                                                                      -------------
                                                                                                         56,940,230

Conglomerates (2.4%)
-------------------------------------------------------------------------------------------------------------------
              7,256 Berkshire Hathaway, Inc. Class B (NON)                                               16,920,992
          3,865,442 Brambles Industries PLC (United Kingdom)                                             11,490,614
          2,626,442 Tyco International, Ltd. (Bermuda)                                                   40,972,495
                                                                                                      -------------
                                                                                                         69,384,101

Construction (0.7%)
-------------------------------------------------------------------------------------------------------------------
            348,167 Cemex SA de CV ADR (Mexico)                                                           7,955,616
            177,494 Lafarge (France)                                                                     11,922,478
                                                                                                      -------------
                                                                                                         19,878,094

Consumer Cyclicals (0.3%)
-------------------------------------------------------------------------------------------------------------------
            227,770 LVMH Moet Hennessy Louis Vuitton SA (France)                                          9,937,099

Consumer Finance (2.4%)
-------------------------------------------------------------------------------------------------------------------
            551,700 Capital One Financial Corp.                                                          23,099,679
          2,540,250 MBNA Corp.                                                                           48,010,725
                                                                                                      -------------
                                                                                                         71,110,404

Consumer Goods (0.2%)
-------------------------------------------------------------------------------------------------------------------
            306,000 KAO Corp. (Japan)                                                                     5,581,600

Electric Utilities (1.6%)
-------------------------------------------------------------------------------------------------------------------
            555,888 Edison International (NON)                                                            8,110,406
            432,859 Entergy Corp.                                                                        20,175,558
            683,594 Iberdrola SA (Spain)                                                                 11,006,543
            478,100 PG&E Corp. (NON)                                                                      7,161,938
                                                                                                      -------------
                                                                                                         46,454,445

Electrical Equipment (0.6%)
-------------------------------------------------------------------------------------------------------------------
            320,600 Emerson Electric Co.                                                                 16,254,420

Electronics (1.8%)
-------------------------------------------------------------------------------------------------------------------
            613,700 Murata Manufacturing Co., Ltd. (Japan)                                               21,873,742
            128,840 Samsung Electronics Co., Ltd. (South Korea)                                          32,355,867
                                                                                                      -------------
                                                                                                         54,229,609

Financial (6.3%)
-------------------------------------------------------------------------------------------------------------------
          2,631,840 Citigroup, Inc.                                                                     103,299,720
            249,363 Fannie Mae                                                                           18,051,388
          1,086,600 Freddie Mac                                                                          62,914,140
                                                                                                      -------------
                                                                                                        184,265,248

Food (2.5%)
-------------------------------------------------------------------------------------------------------------------
            225,380 Nestle SA (Switzerland)                                                              45,960,299
          1,424,433 Reckitt Benckiser PLC (United Kingdom)                                               25,121,496
             97,050 Reckitt Benckiser PLC 144A (United Kingdom) (NON)                                     1,711,587
                                                                                                      -------------
                                                                                                         72,793,382

Gaming & Lottery (0.9%)
-------------------------------------------------------------------------------------------------------------------
            169,000 GTECH Holdings Corp. (NON)                                                            5,690,230
            498,700 Harrah's Entertainment, Inc. (NON)                                                   19,643,793
                                                                                                      -------------
                                                                                                         25,334,023

Health Care Services (2.9%)
-------------------------------------------------------------------------------------------------------------------
            134,900 AmerisourceBergen Corp.                                                               7,803,965
            775,200 Cardinal Health, Inc.                                                                42,853,056
            278,000 CIGNA Corp.                                                                          14,539,400
            226,310 UnitedHealth Group, Inc.                                                             20,849,940
                                                                                                      -------------
                                                                                                         86,046,361

Insurance (3.9%)
-------------------------------------------------------------------------------------------------------------------
            842,800 American International Group, Inc.                                                   48,840,260
          1,531,289 ING Groep NV (Netherlands)                                                           24,860,308
            459,200 Radian Group, Inc.                                                                   18,230,240
            273,537 XL Capital, Ltd. Class A (Bermuda)                                                   22,512,095
                                                                                                      -------------
                                                                                                        114,442,903

Investment Banking/Brokerage (0.5%)
-------------------------------------------------------------------------------------------------------------------
            155,200 Federated Investors, Inc.                                                             4,235,408
            367,500 JPMorgan Chase & Co.                                                                 10,786,125
                                                                                                      -------------
                                                                                                         15,021,533

Lodging/Tourism (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,863,474 Hilton Group PLC (United Kingdom)                                                     9,447,144
            714,600 Royal Caribbean Cruises, Ltd.                                                        13,270,122
                                                                                                      -------------
                                                                                                         22,717,266

Medical Technology (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,889,952 Amersham PLC (United Kingdom)                                                        13,584,794
            640,900 Baxter International, Inc.                                                           14,740,700
                                                                                                      -------------
                                                                                                         28,325,494

Metals (2.6%)
-------------------------------------------------------------------------------------------------------------------
          1,260,607 Arcelor (Luxembourg)                                                                 14,262,775
          5,857,591 BHP Billiton PLC (United Kingdom)                                                    29,957,126
            356,200 Companhia Vale do Rio Doce (CVRD) ADR (Brazil)                                        9,959,352
          1,139,670 Rio Tinto PLC (United Kingdom)                                                       21,784,190
                                                                                                      -------------
                                                                                                         75,963,443

Office Equipment & Supplies (0.6%)
-------------------------------------------------------------------------------------------------------------------
            418,000 Canon, Inc. (Japan)                                                                  16,896,679

Oil & Gas (7.0%)
-------------------------------------------------------------------------------------------------------------------
            268,300 Canadian Natural Resources, Ltd. (Canada)                                             8,940,216
          6,977,000 CNOOC, Ltd. (Hong Kong)                                                               9,169,904
            828,477 EnCana Corp. (Canada)                                                                27,150,020
            669,610 ENI SpA (Italy)                                                                       9,548,588
          1,079,523 Petroleo Brasileiro SA ADR (Brazil)                                                  20,025,152
          4,506,520 Shell Transport & Trading Co. PLC (United Kingdom)                                   26,990,695
            682,553 TotalFinaElf SA Class B (France)                                                     89,487,135
             77,800 YUKOS ADR (Russia)                                                                   13,692,800
                                                                                                      -------------
                                                                                                        205,004,510

Pharmaceuticals (10.1%)
-------------------------------------------------------------------------------------------------------------------
            155,700 Allergan, Inc.                                                                       10,937,925
            818,411 AstraZeneca PLC (United Kingdom)                                                     32,111,019
            222,500 Forest Laboratories, Inc. (NON)                                                      11,507,700
          1,687,860 GlaxoSmithKline PLC (United Kingdom)                                                 33,827,125
            487,700 Johnson & Johnson                                                                    27,486,772
            667,100 King Pharmaceuticals, Inc. (NON)                                                      8,412,131
            781,297 Novartis AG (Switzerland)                                                            30,827,782
            240,580 Novo-Nordisk A/S (Denmark) (NON)                                                      8,717,060
          3,715,304 Pfizer, Inc.                                                                        114,245,598
            278,673 Sanofi-Synthelabo SA (France) (NON)                                                  16,619,921
                                                                                                      -------------
                                                                                                        294,693,033

Publishing (1.0%)
-------------------------------------------------------------------------------------------------------------------
          2,498,967 Reed Elsevier NV (Netherlands)                                                       28,441,143

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
            118,900 Canadian National Railway Co. (Canada)                                                5,782,107
             68,687 Union Pacific Corp.                                                                   4,088,250
                                                                                                      -------------
                                                                                                          9,870,357

Real Estate (0.5%)
-------------------------------------------------------------------------------------------------------------------
            575,350 Equity Office Properties Trust (R)                                                   14,941,840

Retail (6.0%)
-------------------------------------------------------------------------------------------------------------------
            396,690 AutoZone, Inc. (NON)                                                                 32,056,519
          1,409,053 Boots Group PLC (United Kingdom)                                                     12,892,405
          6,927,778 Dixons Group PLC (United Kingdom)                                                    12,317,572
            460,400 Family Dollar Stores, Inc.                                                           15,741,076
            482,371 Industria de Diseno Textil (Inditex) SA (Spain)                                       9,612,780
            510,900 Kohl's Corp. (NON)                                                                   29,019,120
            652,655 Lowe's Cos., Inc.                                                                    28,645,028
            991,500 Office Depot, Inc. (NON)                                                             12,552,390
          1,223,115 TJX Cos., Inc. (The)                                                                 23,544,964
                                                                                                      -------------
                                                                                                        176,381,854

Software (4.0%)
-------------------------------------------------------------------------------------------------------------------
          1,205,500 Computer Associates International, Inc.                                              19,577,320
          3,043,200 Microsoft Corp.                                                                      77,814,624
          1,542,058 Oracle Corp. (NON)                                                                   18,319,649
                                                                                                      -------------
                                                                                                        115,711,593

Technology Services (1.1%)
-------------------------------------------------------------------------------------------------------------------
            743,745 Automatic Data Processing, Inc.                                                      25,012,144
            903,000 BearingPoint, Inc. (NON)                                                              7,377,510
                                                                                                      -------------
                                                                                                         32,389,654

Telecommunications (5.5%)
-------------------------------------------------------------------------------------------------------------------
            660,190 Hellenic Telecommunication Organization SA (Greece)                                   7,071,744
            365,990 KT Corp. (South Korea)                                                               15,037,382
             21,590 NTT DoCoMo, Inc. (Japan)                                                             44,541,597
             68,365 SK Telecom Co., Ltd. (South Korea)                                                    9,513,121
             72,058 Swisscom AG (Switzerland)                                                            22,293,924
          6,115,356 Telecom Corp. of New Zealand, Ltd. (New Zealand)                                     16,380,397
          1,459,407 Telefonica SA (Spain) (NON)                                                          16,137,507
          1,039,280 Telefonos de Mexico SA de CV (Telmex) ADR Class L (Mexico)                           31,396,649
                                                                                                      -------------
                                                                                                        162,372,321

Textiles (0.4%)
-------------------------------------------------------------------------------------------------------------------
            212,800 Nike, Inc.                                                                           11,391,184

Tobacco (3.5%)
-------------------------------------------------------------------------------------------------------------------
          1,514,047 Altadis SA (Spain)                                                                   39,024,531
          1,755,249 Altria Group, Inc.                                                                   53,991,459
          1,333,039 Korea Tobacco & Ginseng Corp. GDR (South Korea)                                      10,064,444
                                                                                                      -------------
                                                                                                        103,080,434

Waste Management (0.7%)
-------------------------------------------------------------------------------------------------------------------
            957,500 Waste Management, Inc.                                                               20,796,900
                                                                                                     --------------
                    Total Common Stocks (cost $2,920,314,653)                                        $2,871,121,940

SHORT-TERM INVESTMENTS (4.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $53,978,555 Short-term investments held as collateral for loaned securities with yields ranging from 1.20% to 1.40%
                    and due dates ranging from May 1, 2003 to June 23, 2003 (d)                         $53,959,330
         55,205,013 Short-term investments held in Putnam commingled cash account with yields ranging from 1.18% to 2.625%
                    and due dates ranging from May 1, 2003 to June 16, 2003 (d)                          55,205,013
          6,845,000 US Treasury Note for an effective yield of 1.13% , May 8, 2003 (SEG)                  6,843,543
                                                                                                     --------------
                    Total Short-Term Investments (cost $116,007,886)                                   $116,007,886
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,036,322,539)                                          $2,987,129,826
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,926,337,297.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2003.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at April 30, 2003: (as a percentage of Market Value)

        Bermuda                  2.2%
        Brazil                   1.5
        Canada                   1.5
        Denmark                  1.4
        Finland                  1.6
        France                   4.9
        Ireland                  0.9
        Italy                    0.8
        Japan                    4.6
        Mexico                   2.2
        Netherlands              1.9
        South Korea              2.3
        Spain                    2.6
        Switzerland              3.9
        United Kingdom           9.6
        United States           54.2
        Other                    3.9
                               -----
        Total                  100.0%

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 2003
(aggregate face value $183,090,504)

                          Market      Aggregate Face  Delivery     Unrealized
                           Value           Value        Date      Appreciation
------------------------------------------------------------------------------
Australian Dollars     $58,544,443     $56,680,700     6/18/03      $1,863,743
British Pounds           4,527,154       4,447,572     6/20/03          79,582
British Pounds          33,004,178      32,532,338     6/18/03         471,840
Canadian Dollars        47,616,598      45,735,176     6/18/03       1,881,422
Euro                     5,691,680       5,421,050     6/20/03         270,630
Japanese Yen             4,457,401       4,426,915     6/12/03          30,486
Norwegian Krone         16,784,060      16,543,989     6/18/03         240,071
Swedish Krona           17,860,107      17,302,764     6/18/03         557,343
------------------------------------------------------------------------------
                                                                    $5,395,117
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 2003
(aggregate face value $107,264,860)
                                                                   Unrealized
                          Market      Aggregate Face  Delivery    Appreciation/
                           Value           Value        Date     (Depreciation)
------------------------------------------------------------------------------
Japanese Yen           $67,109,914     $67,780,187     6/18/03        $670,273
Mexican Peso            44,027,575      39,484,673     6/18/03      (4,542,902)
------------------------------------------------------------------------------
                                                                   $(3,872,629)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2003

                          Market     Aggregate Face   Expiration   Unrealized
                           Value          Value          Date     Appreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)                 $35,910,479     $34,889,170      Jun-03      $1,021,309
Dow Jones Euro 50
Stock Index
(Long)                   6,245,520       5,729,048      Jun-03         516,472
Toronto Stock
Exchange 100
Index (Long)             4,748,409       4,583,430      Jun-03         164,979
Tokyo Price Index
(Long)                   4,448,905       4,422,881      Jun-03          26,024
------------------------------------------------------------------------------
                                                                    $1,728,784
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $51,808,498
of securities on loan (identified cost $3,036,322,539) (Note 1)              $2,987,129,826
-------------------------------------------------------------------------------------------
Cash                                                                                     11
-------------------------------------------------------------------------------------------
Foreign currency (cost $2,470,748) (Note 1)                                       2,521,729
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         8,535,897
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,158,136
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   17,373,201
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                            118,874
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                           6,065,390
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                           312,070
-------------------------------------------------------------------------------------------
Total assets                                                                  3,023,215,134

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 14,513,634
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       16,948,955
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      4,522,961
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          501,430
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       329,782
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,114
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              928,942
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                              4,542,902
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                              179,722
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                               53,959,330
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              446,065
-------------------------------------------------------------------------------------------
Total liabilities                                                                96,877,837
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,926,337,297

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $5,952,302,484
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      9,379,518
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                               (2,989,859,090)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                               (45,485,615)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $2,926,337,297

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,241,609,706 divided by 369,457,731 shares)                                        $6.07
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $6.07)*                                $6.44
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($529,471,411 divided by 94,929,568 shares)**                                         $5.58
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($43,755,299 divided by 7,457,782 shares)**                                           $5.87
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($41,574,696 divided by 7,067,986 shares)                                             $5.88
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $5.88)*                                $6.09
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($1,007 divided by 166 shares)                                                        $6.07
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($69,925,178 divided by 11,198,377 shares)                                            $6.24
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2003 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,379,723)                                    $29,964,148
-------------------------------------------------------------------------------------------
Interest                                                                            130,534
-------------------------------------------------------------------------------------------
Securities lending                                                                   45,573
-------------------------------------------------------------------------------------------
Total investment income                                                          30,140,255

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  9,755,885
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    3,778,085
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    40,516
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     21,695
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,808,542
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,662,620
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               223,406
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               158,676
-------------------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                                     1
-------------------------------------------------------------------------------------------
Other                                                                             1,470,665
-------------------------------------------------------------------------------------------
Total expenses                                                                   20,920,091
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,631,012)
-------------------------------------------------------------------------------------------
Net expenses                                                                     19,289,079
-------------------------------------------------------------------------------------------
Net investment income                                                            10,851,176
-------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                              (169,213,149)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,214,664)
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                      14,107,093
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                             671,150
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts
during the period                                                               207,529,786
-------------------------------------------------------------------------------------------
Net gain on investments                                                          51,880,216
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $62,731,392
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six months          Eight months                    Year
                                                                        ended                 ended                   ended
                                                                     April 30            October 31             February 28
                                                                         2003*                 2002**                  2002***
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
------------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             $10,851,176            $2,589,369              $1,023,839
------------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                    (156,320,720)         (231,294,669)           (185,000,889)
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                                208,200,936           198,954,331             (47,535,465)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    62,731,392           (29,750,969)           (231,512,515)
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
------------------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                        (6,750,350)           (2,918,182)               (442,781)
------------------------------------------------------------------------------------------------------------------------------
    Class M                                                                --               (45,375)                     --
------------------------------------------------------------------------------------------------------------------------------
    Class Y                                                          (619,818)                   --                      --
------------------------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                --                    --                (682,651)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital
share transactions (Notes 4 and 5)                               (359,029,703)        2,334,610,902             (16,734,521)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (303,668,479)        2,301,896,376            (249,372,468)

Net assets
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                             3,230,005,776           928,109,400           1,177,481,868
------------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $9,379,518 and
$5,898,510, and distributions in excess of net
investment income of $157,503, respectively.)                  $2,926,337,297        $3,230,005,776            $928,109,400
------------------------------------------------------------------------------------------------------------------------------

  * Unaudited

 ** The fund changed its fiscal year end from February 28 to October 31.

*** The year ended February 28, 2002 Statement of changes in net assets is for the former Putnam Global Equity Fund, the accounting survivor in the September 23, 2002 merger with Putnam Global Growth
    Fund.

    The accompanying notes are an integral part of these financial statements.




Financial highlights**
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended     Eight months
Per-share                            April 30       ended                               Year ended    Year ended
operating performance               (Unaudited)  October 31+   Year ended February 28    Feb. 29      February 28
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.94        $7.01        $8.62       $13.17        $9.28        $8.98
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)          .03          .02          .03          .11         (.01)         .01
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .12        (1.05)       (1.62)       (2.95)        5.70         1.14
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .15        (1.03)       (1.59)       (2.84)        5.69         1.15
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.02)        (.04)        (.01)        (.01)        (.18)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.62)       (1.62)        (.85)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)        (.08)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.02)        (.04)        (.02)       (1.71)       (1.80)        (.85)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.07        $5.94        $7.01        $8.62       $13.17        $9.28
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(b)                 2.48*      (14.72)*     (18.44)      (22.20)       63.14        13.08
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,241,610   $2,415,850     $579,544     $620,053     $623,649     $302,556
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .63*         .90*        1.25         1.17         1.20         1.26
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .44*         .29*         .37          .93         (.14)         .17
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 35.09*       91.14* (d)  102.99       199.32       209.44       241.46
------------------------------------------------------------------------------------------------------------------

  + The fund changed its fiscal year end from February 28 to October 31.

  * Not annualized.

 ** On September 23, 2002, Putnam Global Growth Fund acquired the net assets of both Putnam Global Equity Fund and Putnam Global Growth and
    Income Fund.  Putnam Global Growth Fund was the legal survivor and
    Putnam Global Equity Fund was the accounting and performance survivor in this transaction. In addition, on October 1, 2002, the merged fund changed its name from Putnam Global Growth Fund to Putnam Global Equity
    Fund.  The above financial highlights for the periods prior to October
    31, 2002 are those of the former Putnam Global Equity Fund, which have been restated to give effect for this transaction.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes the impact of assets received from the merger of Putnam Global Growth and Income Fund and Putnam Global Equity
    Fund.

    The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS**
(For a common share outstanding throughout the period)

CLASS A (continued)
-----------------------------------------------------------------------------


Per-share                                                        Year ended
operating performance                                            February 28
-----------------------------------------------------------------------------
                                                                    1998
-----------------------------------------------------------------------------
Net asset value,
beginning of period                                                $8.08
-----------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------
Net investment income (a)                                            .02
-----------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                          2.08
-----------------------------------------------------------------------------
Total from
investment operations                                               2.10
-----------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------
From net
investment income                                                   (.07)
-----------------------------------------------------------------------------
From net realized gain
on investments                                                     (1.13)
-----------------------------------------------------------------------------
From return of capital                                                --
-----------------------------------------------------------------------------
Total distributions                                                (1.20)
-----------------------------------------------------------------------------
Net asset value,
end of period                                                      $8.98
-----------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                             27.74
-----------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $270,536
-----------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                           1.37
-----------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                            .20
-----------------------------------------------------------------------------
Portfolio turnover (%)                                             97.77
-----------------------------------------------------------------------------

  ** On September 23, 2002, Putnam Global Growth Fund acquired the net assets of both Putnam Global Equity Fund and Putnam Global Growth and Income Fund. Putnam Global Growth Fund was the legal survivor and Putnam Global Equity Fund was the accounting and performance survivor in this transaction. In addition, on October 1, 2002, the merged fund changed its name from Putnam Global Growth Fund to Putnam Global Equity Fund.
     The above financial highlights for the periods prior to October 31, 2002 are those of the former Putnam Global Equity Fund, which have been restated to give effect for this transaction.

 (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Not

     The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS**
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended     Eight months
Per-share                             April 30       ended                              Year ended   Year ended
operating performance               (Unaudited)   October 31+  Year ended February 28     Feb. 29    February 28
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.46        $6.44        $7.95       $12.22        $8.65        $8.44
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)           -- (e)     (.01)        (.02)         .05         (.08)        (.05)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .12         (.97)       (1.49)       (2.75)        5.30         1.06
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .12         (.98)       (1.51)       (2.70)        5.22         1.01
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.12)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.54)       (1.53)        (.80)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --           --        (1.57)       (1.65)        (.80)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.58        $5.46        $6.44        $7.95       $12.22        $8.65
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.20*      (15.20)*     (19.01)      (22.76)       62.03        12.33
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $529,471     $574,021     $286,836     $469,505     $709,891     $377,386
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.00*        1.40*        1.98         1.87         1.88         1.92
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                .06*        (.12)*       (.32)         .41         (.81)        (.49)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 35.09*       91.14* (d)  102.99       199.32       209.44       241.46
------------------------------------------------------------------------------------------------------------------

  + The fund changed its fiscal year end from February 28 to October 31.

  * Not annualized.

 ** On September 23, 2002, Putnam Global Growth Fund acquired the net assets of both Putnam Global Equity Fund and Putnam Global Growth and
    Income Fund.  Putnam Global Growth Fund was the legal survivor and
    Putnam Global Equity Fund was the accounting and performance survivor in this transaction. In addition, on October 1, 2002, the merged fund changed its name from Putnam Global Growth Fund to Putnam Global Equity
    Fund. The above financial highlights for the periods prior to October
    31, 2002 are those of the former Putnam Global Equity Fund, which have been restated to give effect for this transaction.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes the impact of assets received from the merger of Putnam Global Growth and Income Fund and Putnam Global Equity
    Fund.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS**
(For a common share outstanding throughout the period)

CLASS B (continued)
-----------------------------------------------------------------------------


Per-share                                                        Year ended
operating performance                                            February 28
-----------------------------------------------------------------------------
                                                                    1998
-----------------------------------------------------------------------------
Net asset value,
beginning of period                                                $7.60
-----------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------
Net investment loss (a)                                             (.04)
-----------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                          1.97
-----------------------------------------------------------------------------
Total from
investment operations                                               1.93
-----------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------
From net
investment income                                                   (.02)
-----------------------------------------------------------------------------
From net realized gain
on investments                                                     (1.07)
-----------------------------------------------------------------------------
From return of capital                                                --
-----------------------------------------------------------------------------
Total distributions                                                (1.09)
-----------------------------------------------------------------------------
Net asset value,
end of period                                                      $8.44
-----------------------------------------------------------------------------
Total return at
net asset value  (%)(b)                                            26.98
-----------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $333,642
-----------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                           2.00
-----------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                           (.44)
-----------------------------------------------------------------------------
Portfolio turnover (%)                                             97.77
-----------------------------------------------------------------------------

  ** On September 23, 2002, Putnam Global Growth Fund acquired the net assets of both Putnam Global Equity Fund and Putnam Global Growth and Income Fund. Putnam Global Growth Fund was the legal survivor and Putnam Global Equity Fund was the accounting and performance survivor in this transaction. In addition, on October 1, 2002, the merged fund changed its name from Putnam Global Growth Fund to Putnam Global Equity Fund.
     The above financial highlights for the periods prior to October 31, 2002 are those of the former Putnam Global Equity Fund, which have been restated to give effect for this transaction.

 (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

     The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS**
(For a common share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended     Eight months                                       For the period
Per-share                            April 30       ended                               Year ended  Feb. 1, 1999++
operating performance               (Unaudited)   October 31+  Year ended February 28     Feb. 29     to Feb. 28
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.75        $6.77        $8.37       $12.81        $9.09        $9.44
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)           -- (e)     (.01)        (.03)         .01         (.09)          -- (e)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .12        (1.01)       (1.57)       (2.84)        5.56         (.35)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .12        (1.02)       (1.60)       (2.83)        5.47         (.35)
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           -- (e)     (.16)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.59)       (1.59)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --         (.02)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --           --        (1.61)       (1.75)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.87        $5.75        $6.77        $8.37       $12.81        $9.09
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.09*      (15.08)*     (19.06)      (22.68)       61.94        (3.68)*
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $43,755      $49,207      $29,088      $40,530      $25,539         $190
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.00*        1.40*        1.98         1.87         1.88          .15*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                .06*        (.09)*       (.33)         .15        (1.04)        (.05)*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 35.09*       91.14* (d)  102.99       199.32       209.44       241.46
------------------------------------------------------------------------------------------------------------------

  + The fund changed its fiscal year end from February 28 to October 31.

 ++ Commencement of operations.

  * Not annualized.

 ** On September 23, 2002, Putnam Global Growth Fund acquired the net assets of both Putnam Global Equity Fund and Putnam Global Growth and
    Income Fund. Putnam Global Growth Fund was the legal survivor and Putnam
    Global Equity Fund was the accounting and performance survivor in this transaction. In addition, on October 1, 2002, the merged fund changed its name from Putnam Global Growth Fund to Putnam Global Equity Fund.
    The above financial highlights for the periods prior to October 31, 2002 are those of the former Putnam Global Equity Fund, which have been restated to give effect for this transaction.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes the impact of assets received from the merger of Putnam Global Growth and Income Fund and Putnam Global Equity
    Fund.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS**
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended     Eight months
Per-share                            April 30       ended                                Year ended  Year ended
operating performance               (Unaudited)  October 31+   Year ended February 28     Feb. 29    February 28
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.75        $6.78        $8.35       $12.79        $9.04        $8.79
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)          .01           -- (e)     (.01)         .06         (.06)        (.02)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .12        (1.02)       (1.56)       (2.87)        5.55         1.10
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .13        (1.02)       (1.57)       (2.81)        5.49         1.08
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.01)          --           -- (e)     (.14)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --        (1.60)       (1.60)        (.83)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.01)          --        (1.63)       (1.74)        (.83)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.88        $5.75        $6.78        $8.35       $12.79        $9.04
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.26*      (15.04)*     (18.80)      (22.61)       62.48        12.61
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $41,575      $46,210      $32,641      $47,393      $58,625      $29,384
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .88*        1.24*        1.73         1.62         1.63         1.67
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                .18*         .10*        (.08)         .56         (.56)        (.25)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 35.09*       91.14* (d)  102.99       199.32       209.44       241.46
------------------------------------------------------------------------------------------------------------------

    + The fund changed its fiscal year end from February 28 to October 31.

    * Not annualized.

   ** On September 23, 2002, Putnam Global Growth Fund acquired the net assets of both Putnam Global Equity Fund and Putnam Global Growth and
      Income Fund. Putnam Global Growth Fund was the legal survivor and Putnam
      Global Equity Fund was the accounting and performance survivor in this transaction. In addition, on October 1, 2002, the merged fund changed its name from Putnam Global Growth Fund to Putnam Global Equity Fund.
      The above financial highlights for the periods prior to October 31, 2002 are those of the former Putnam Global Equity Fund, which have been restated to give effect for this transaction.

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

  (d) Portfolio turnover excludes the impact of assets received from the merger of Putnam Global Growth and Income Fund and Putnam Global Equity
      Fund.

  (e) Amount represents less than $0.01 per share.

      The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS**
(For a common share outstanding throughout the period)

CLASS M (continued)
-----------------------------------------------------------------------------


Per-share                                                    Year ended
operating performance                                        February 28
-----------------------------------------------------------------------------
                                                                1998
-----------------------------------------------------------------------------
Net asset value,
beginning of period                                            $7.91
-----------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------
Net investment loss (a)                                         (.02)
-----------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                      2.06
-----------------------------------------------------------------------------
Total from
investment operations                                           2.04
-----------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------
From net
investment income                                               (.05)
-----------------------------------------------------------------------------
From net realized gain
on investments                                                 (1.11)
-----------------------------------------------------------------------------
From return of capital                                            --
-----------------------------------------------------------------------------
Total distributions                                            (1.16)
-----------------------------------------------------------------------------
Net asset value,
end of period                                                  $8.79
-----------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                         27.36
-----------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                               $25,145
-----------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                       1.75
-----------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                       (.22)
-----------------------------------------------------------------------------
Portfolio turnover (%)                                         97.77
-----------------------------------------------------------------------------

  ** On September 23, 2002, Putnam Global Growth Fund acquired the net assets of both Putnam Global Equity Fund and Putnam Global Growth and Income Fund. Putnam Global Growth Fund was the legal survivor and Putnam Global Equity Fund was the accounting and performance survivor in this transaction. In addition, on October 1, 2002, the merged fund changed its name from Putnam Global Growth Fund to Putnam Global Equity Fund.
     The above financial highlights for the periods prior to October 31, 2002 are those of the former Putnam Global Equity Fund, which have been restated to give effect for this transaction.

 (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

     The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------
                                   For the period
                                   Jan. 21, 2003+
Per-share                            to April 30
operating performance                (Unaudited)
-------------------------------------------------
                                        2003
-------------------------------------------------
Net asset value,
beginning of period                     6.03
-------------------------------------------------
Investment operations:
-------------------------------------------------
Net investment income (a)                 -- (d)
-------------------------------------------------
Net realized and unrealized
gain on investments                      .04
-------------------------------------------------
Total from
investment operations                    .04
-------------------------------------------------
Net asset value,
end of period                          $6.07
-------------------------------------------------
Total return at
net asset value (%)(b)                   .66*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                            $1
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .42*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)                .24*
-------------------------------------------------
Portfolio turnover (%)                 35.09*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS**
(For a common share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------
                                    Six months
                                       ended    For the period
Per-share                            April 30   Sept. 23, 2002
operating performance               (Unaudited)  to October 31
--------------------------------------------------------------
                                        2003         2002
--------------------------------------------------------------
Net asset value,
beginning of period                    $6.12        $5.89
--------------------------------------------------------------
Investment operations:
--------------------------------------------------------------
Net investment income (a)                .03           -- (e)
--------------------------------------------------------------
Net realized and unrealized
gain on investments                      .12          .23
--------------------------------------------------------------
Total from
investment operations                    .15          .23
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net
investment income                       (.03)          --
--------------------------------------------------------------
Total distributions                     (.03)          --
--------------------------------------------------------------
Net asset value,
end of period                          $6.24        $6.12
--------------------------------------------------------------
Total return at
net asset value (%)(b)                  2.51*        3.90*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $69,925     $144,718
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .50*         .12*
--------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .53*         .03*
--------------------------------------------------------------
Portfolio turnover (%)                 35.09*       91.14* (d)
--------------------------------------------------------------

  * Not annualized.

 ** On September 23, 2002, Putnam Global Growth Fund acquired the net assets of both Putnam Global Equity Fund and Putnam Global Growth and Income Fund. Putnam Global Growth Fund was the legal survivor and Putnam Global Equity Fund was the accounting and performance survivor in this transaction. The former Putnam Global Equity Fund did not hold any class Y shares. In addition, on October 1, 2002, the merged fund changed its name from Putnam Global Growth Fund to Putnam Global Equity Fund.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes the impact of assets received from the merger of Putnam Global Growth and Income Fund and Putnam Global Equity Fund.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Equity Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily through a diversified portfolio of growth and value stocks issued by companies worldwide.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering class R shares on January 21, 2003. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A and class M shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including participants in defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies, and other defined contribution plans subject to minimum requirements. A redemption fee of 1.00%, which is retained by the fund, may apply to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the U.S. of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The fund may be subject to certain risks associated with international investing such as currency fluctuations, economic instability, and political developments.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on its principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after The fund's portfolio.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Future and written option contracts outstanding at period end are listed after The fund's portfolio.

G) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents, the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At April 30, 2003, the value of securities loaned amounted to $51,808,498. The fund received cash collateral of $53,959,330 which is pooled with collateral of other Putnam funds into 45 issuers of high grade short-term investments.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and that borrowings not exceed prospectus limitations. For the six months ended April 30, 2003, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2002, the fund had a capital loss carryover of approximately $2,758,325,000 available to the extent allowed by tax law to offset future capital gains, if any. This amount includes approximately $9,066,000 of capital loss carryovers acquired in connection with the fund's acquisition of Putnam Global Growth and Income Fund and approximately $323,916,000 of capital loss carryovers acquired in connection with the fund's acquisition of the former Putnam Global Equity Fund which are subject to limitations imposed by the Internal Revenue Code. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $198,335,000    October 31, 2008
 1,895,363,000    October 31, 2009
   664,627,000    October 31, 2010

The aggregate identified cost on a tax basis is $3,111,527,161, resulting in gross unrealized appreciation and depreciation of $153,792,330 and $278,189,665, respectively, or net unrealized depreciation of $124,397,335.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services
and other transactions

Compensation to Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, 0.53% of the next $5 billion, 0.52% of the next $5 billion, 0.51% of the next $5 billion, 0.50% of the next $5 billion, 0.49% of the next $5 billion, 0.48% of the next $8.5 billion and 0.47% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor Servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended April 30, 2003, the fund's expenses were reduced by $1,631,012 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,963 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.25%, 1.00%, 1.00%. 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended April 30, 2003, Putnam Retail Management, acting as underwriter received net commissions of $83,825 and $3,563 from the sale of class A and class M shares, respectively, and received $527,935 and $1,306 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended April 30, 2003, Putnam Retail Management, acting as underwriter received $742 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,039,575,390 and $1,418,123,125, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 26,373,762        $153,864,226
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,085,146           6,445,768
---------------------------------------------------------------------------
                                            27,458,908         160,309,994

Shares repurchased                         (64,893,863)       (377,650,638)
---------------------------------------------------------------------------
Net decrease                               (37,434,955)      $(217,340,644)
---------------------------------------------------------------------------

                                       Eight months ended October 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 36,472,723        $238,095,906
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               474,310           2,776,587
---------------------------------------------------------------------------
Shares issued in connection
with the merger of Putnam
Global Growth
and Income Fund                              8,890,470          50,808,881
---------------------------------------------------------------------------
Outstanding shares of the
former Putnam Global
Growth Fund on
merger date                                337,876,743       1,930,968,844
---------------------------------------------------------------------------
                                           383,714,246       2,222,650,218

Shares repurchased                         (59,491,236)       (376,091,045)
---------------------------------------------------------------------------
Net increase                               324,223,010      $1,846,559,173
---------------------------------------------------------------------------

                                              Year ended February 28, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 79,623,235        $611,269,812
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               147,312           1,065,166
---------------------------------------------------------------------------
                                            79,770,547         612,334,978

Shares repurchased                         (69,097,712)       (518,221,018)
---------------------------------------------------------------------------
Net increase                                10,672,835         $94,113,960
---------------------------------------------------------------------------

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,631,565         $19,467,485
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             3,631,565          19,467,485

Shares repurchased                         (13,778,003)        (73,575,276)
---------------------------------------------------------------------------
Net decrease                               (10,146,438)       $(54,107,791)
---------------------------------------------------------------------------

                                       Eight months ended October 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,204,548         $24,699,677
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
Shares issued in connection
with the merger of Putnam
Global Growth and
Income Fund                                  5,565,683          29,289,144
---------------------------------------------------------------------------
Outstanding shares of the
former Putnam Global
Growth Fund on
merger date                                 70,430,989         370,639,753
---------------------------------------------------------------------------
                                            80,201,220         424,628,574

Shares repurchased                         (19,679,446)       (116,039,692)
---------------------------------------------------------------------------
Net increase                                60,521,774        $308,588,882
---------------------------------------------------------------------------

                                              Year ended February 28, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,400,836         $67,050,302
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             9,400,836          67,050,302

Shares repurchased                         (23,913,461)       (167,310,252)
---------------------------------------------------------------------------
Net decrease                               (14,512,625)      $(100,259,950)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    406,010          $2,302,924
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               406,010           2,302,924

Shares repurchased                          (1,512,061)         (8,524,452)
---------------------------------------------------------------------------
Net decrease                                (1,106,051)        $(6,221,528)
---------------------------------------------------------------------------

                                       Eight months ended October 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,146,967         $13,886,871
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
Shares issued in connection
with the merger of Putnam
Global Growth and
Income Fund                                    697,227           3,860,087
---------------------------------------------------------------------------
Outstanding shares of
the former Putnam Global
Growth Fund on
merger date                                  4,775,803          26,440,470
---------------------------------------------------------------------------
                                             7,619,997          44,187,428

Shares repurchased                          (3,350,794)        (21,357,986)
---------------------------------------------------------------------------
Net increase                                 4,269,203         $22,829,442
---------------------------------------------------------------------------

                                              Year ended February 28, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,179,829         $30,925,715
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             4,179,829          30,925,715

Shares repurchased                          (4,730,261)        (34,922,875)
---------------------------------------------------------------------------
Net decrease                                  (550,432)        $(3,997,160)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    442,035          $2,509,760
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               442,035           2,509,760
---------------------------------------------------------------------------
Shares repurchased                          (1,406,777)         (7,948,405)
---------------------------------------------------------------------------
Net decrease                                  (964,742)        $(5,438,645)
---------------------------------------------------------------------------

                                       Eight months ended October 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    900,371          $6,035,670
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions--                                  --                  --
---------------------------------------------------------------------------
Shares issued in connection
with the merger of Putnam
Global Growth and Income
Fund                                           332,625           1,842,814
---------------------------------------------------------------------------
Outstanding shares of
the former Putnam Global
Growth Fund on
merger date                                  4,066,086          22,527,004
---------------------------------------------------------------------------
                                             5,299,082          30,405,488
---------------------------------------------------------------------------
Shares repurchased                          (2,079,927)        (13,288,468)
---------------------------------------------------------------------------
Net increase                                 3,219,155         $17,117,020
---------------------------------------------------------------------------

                                              Year ended February 28, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,877,038         $20,399,841
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             2,877,038          20,399,841
---------------------------------------------------------------------------
Shares repurchased                          (3,736,885)        (26,991,212)
---------------------------------------------------------------------------
Net decrease                                  (859,847)        $(6,591,371)
---------------------------------------------------------------------------

                                           For the period January 21, 2003
                                               (commencement of operations)
                                                         to April 30, 2003
---------------------------------------------------------------------------
Class R                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                        166              $1,000
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                                   166               1,000

Shares repurchased                                  --                  --
---------------------------------------------------------------------------
Net increase                                       166              $1,000
---------------------------------------------------------------------------

                                           Six months ended April 30, 2003
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,323,189          $7,913,381
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               101,610             619,818
---------------------------------------------------------------------------
                                             1,424,799           8,533,199

Shares repurchased                         (13,882,505)        (84,455,294)
---------------------------------------------------------------------------
Net decrease                               (12,457,706)       $(75,922,095)
---------------------------------------------------------------------------

                           For the period September 23 to October 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,380,116          $8,108,311
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
Shares issued in connection
with the merger of Putnam
Global Growth and
Income Fund                                         --                  --
---------------------------------------------------------------------------
Outstanding shares of
the former Putnam Global
Growth Fund on
merger date                                 24,502,582         144,264,344
---------------------------------------------------------------------------
                                            25,882,698         152,372,655

Shares repurchased                          (2,226,615)        (12,856,270)
---------------------------------------------------------------------------
Net increase                                23,656,083        $139,516,385
---------------------------------------------------------------------------

The above capital share activity for the year ended February 28, 2002 is that of the former Putnam Global Equity Fund, the accounting survivor in the September 23, 2002 merger of the former Putnam Global Equity Fund, Putnam Global Growth and Income Fund and Putnam Global Growth Fund. The number of shares in each transaction type have been restated to give effect for this transaction. At the merger date, the former Putnam Global Equity Fund did not hold any class Y shares.

Note 5
Acquisition of Putnam Global Growth
and Income Fund and Putnam Global Equity Fund

On September 23, 2002, the fund issued the following shares to acquire the net assets of Putnam Global Growth and Income Fund and Putnam Global Equity Fund in a tax-free exchange approved by the shareholders.

                                                        Shares       Shares
                                                        Issued    Exchanged
---------------------------------------------------------------------------
Putnam Global Growth
and Income Fund
   Class A                                           8,890,470    5,541,692
   Class B                                           5,565,683    3,242,558
   Class C                                             697,227      423,485
    Class M                                            332,625      202,001
---------------------------------------------------------------------------
Putnam Global Equity Fund
(former)
   Class A                                          74,290,109   50,627,571
   Class B                                          33,136,662   21,399,769
   Class C                                           3,478,619    2,320,476
    lass M                                           3,965,317    2,659,922
---------------------------------------------------------------------------

The net assets of the fund, the former Putnam Global Equity Fund and Putnam Global Growth and Income Fund on September 20, 2002, valuation date, were $2,494,840,415, $640,176,062 and $85,800,926, respectively.
On September 20, 2002, the fund had unrealized depreciation of $419,169,223, the former Putnam Global Equity Fund had unrealized depreciation of $89,854,863 and Putnam Global Growth and Income Fund had unrealized depreciation of $11,366,116, respectively. The aggregate net assets of the fund immediately following the acquisition were $3,220,817,403. The fund is to be managed in accordance with the same investment policies and restrictions, and by the same portfolio management team, as the former Putnam Global Equity Fund. The former Putnam Global Equity Fund was determined to be the accounting and performance survivor. Its accounting records for the periods prior to September 23, 2002 have been carried forward. Subsequent to the transaction, Putnam Global Growth Fund changed its name to Putnam Global Equity Fund. On October 1, 2002, the former Putnam Global Equity Fund then changed its fiscal year end from February 28 to October 31, 2002.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund
Global Equity Fund
Global Natural Resources Fund
International Capital Opportunities Fund
International Equity Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *


INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA  02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal
Executive Officer

Steven D. Krichmar
Vice President and Principal  Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Paul Warren
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Global Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA006-88651  005/882/2LT/907/513  6/03



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Global Equity Fund
Supplement to Semiannual Report dated 4/30/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 4/30/03

                                                                        NAV

6 months                                                               2.51%
1 year                                                               -13.95
5 years                                                               -3.69
Annual average                                                        -0.75
Life of fund (since class A inception, 7/1/94)                       107.74
Annual average                                                         8.63

Share value:                                                            NAV

10/31/02                                                              $6.12
4/30/03                                                               $6.24

----------------------------------------------------------------------------
Distributions:       No.         Income       Capital gains           Total
                      1          $0.033            --                $0.033
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: June 24, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: June 24, 2003



By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Financial Officer
Date: June 24, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: June 24, 2003